Cover	Jan. 13, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2020
Entity File Number	001-34907
Entity Registrant Name	STAG INDUSTRIAL, INC.
Entity Central Index Key	0001479094
Entity Tax Identification Number	27-3099608
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Federal Street
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	574-4777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STAG
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Series C Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	STAG-PC
Security Exchange Name	NYSE